SCHEDULE OF SIGNIFICANT COMPONENTS OF THE COMPANY’S DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 3,163,000	$ 4,393,000
Valuation allowance	(3,163,000)	(4,393,000)
Net deferred tax asset